PRODUCTION COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Production Cost Before Change In Inventories	$ 146,884	$ 135,045
Less: Change in inventories	9,201	72
Production Cost After Change In Inventories	156,085	135,118
Unabsorbed fixed costs		1,515
Total production costs	156,085	136,633
Raw Materials And Consumables [Member]
Disclosure of products and services [line items]
Production Cost Before Change In Inventories	62,954	59,505
Salaries And Employee Benefits [Member]
Disclosure of products and services [line items]
Production Cost Before Change In Inventories	20,762	16,054
Contractors [Member]
Disclosure of products and services [line items]
Production Cost Before Change In Inventories	52,434	47,713
Repairs And Maintenance [Member]
Disclosure of products and services [line items]
Production Cost Before Change In Inventories	1,958	1,416
Site Administration [Member]
Disclosure of products and services [line items]
Production Cost Before Change In Inventories	4,443	3,944
Royalties [Member]
Disclosure of products and services [line items]
Production Cost Before Change In Inventories	3,939	5,918
Mining Duties [Member]
Disclosure of products and services [line items]
Production Cost Before Change In Inventories	193	161
Share Based Compensation [Member]
Disclosure of products and services [line items]
Production Cost Before Change In Inventories	$ 201	$ 336